Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 149,525	$ 139,240
Investment securities	153,570	145,484
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	12,029	13,124
Investment securities	13,389	13,542
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,594	$ 2,592